The following table presents the amount in US$ of shares issued, increase in capital and premium reserve in transactions other than the exercise of the SOPs and vesting of RSUs in 2020 and 2021: (Details)
Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfShares-0]	3,802,941
Series F 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfShares-0]	400,915
Series G [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfShares-0]	400,000
Series G 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfShares-0]	400,000
Customer Program [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfShares-0]	2,602,026